Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
ke:EBP001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

	KIMBALL ELECTRONICS, INC. RETIREMENT PLAN		EIN:	35-2047713
	FORM 5500, SCHEDULE H, PART IV, LINE 4i -		PN:	001
	SCHEDULE OF ASSETS (HELD AT END OF YEAR)
	AS OF DECEMBER 31, 2025

(a)	(b) Identity of Issue, Borrower, or Similar Party	(c) Description of Investment	(d) Cost	(e) Current Value

	CASH EQUIVALENTS:
*	Vanguard	Cash Reserves Federal MM Fund Admiral Shares	**	$3,411

	MUTUAL FUNDS:
	JPMorgan	Large Cap Growth Fund	**	8,584,670
	Nomura	Small Cap Core Fund; Institutional Class	**	2,651,337
*	Vanguard	Inflation-Protected Securities Fund	**	693,246
	Dodge & Cox	Income Fund Class I	**	637,564
*	Vanguard	Small-Cap Index Fund Institutional Shares	**	6,172,706
*	Vanguard	Institutional Index Fund	**	21,160,623
*	Vanguard	International Growth Fund	**	3,883,655
*	Vanguard	Vanguard Target Retirement 2020 Fund	**	3,806,641
*	Vanguard	Vanguard Target Retirement 2025 Fund	**	7,284,733
*	Vanguard	Vanguard Target Retirement 2030 Fund	**	14,176,975
*	Vanguard	Vanguard Target Retirement 2035 Fund	**	13,424,789
*	Vanguard	Vanguard Target Retirement 2040 Fund	**	10,597,846
*	Vanguard	Vanguard Target Retirement 2045 Fund	**	9,314,652
*	Vanguard	Vanguard Target Retirement 2050 Fund	**	6,973,675
*	Vanguard	Vanguard Target Retirement 2055 Fund	**	4,920,454
*	Vanguard	Vanguard Target Retirement 2060 Fund	**	4,830,212
*	Vanguard	Vanguard Target Retirement 2065 Fund	**	2,269,112
*	Vanguard	Vanguard Target Retirement 2070 Fund	**	100,054
*	Vanguard	Vanguard Target Retirement Income	**	1,979,884
*	Vanguard	Real Estate Index Fund	**	718,634
*	Vanguard	Total Bond Market Index Fund	**	10,260,050
*	Vanguard	Total International Stock Index Fund	**	6,676,829
*	Vanguard	Windsor II Fund	**	6,015,974
	Total mutual funds			147,134,315

	CORPORATE STOCK:
*	Kimball Electronics	Stock Fund	**	2,494,557

	COMMON COLLECTIVE TRUST FUND:
*	Vanguard	Retirement Savings Trust III	**	9,167,721

*	NOTES RECEIVABLE FROM PARTICIPANTS: Participant loans
	(maturing various dates in fiscal years through 2034 at interest rates of 5.25% to 10.5%) ***			1,138,965

	TOTAL			$159,938,969

*	Party-in-interest.
**	Cost information is not required for participant-directed investments and therefore is not included.
***	Inclusive of outstanding deemed distributions.